LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of maturities of lease liabilities

As of December 31,
Year Ending December 31,	2023
2024	45,999
2025	39,567
2026	15,871
2027	7,223
2028	2,425
Total lease payment	111,085
Less: imputed interest	5,931
Present value of minimum operating lease payments	105,154

Schedule of weighted-average remaining lease terms and discount rates

	As of December 31,
	2022	2023
Weighted-average remaining lease term	3.0years	2.7years
Weighted-average discount rate	4.3%	4.0%